Three Canal Plaza, Suite 600
Portland, ME 04101
P: 207-347-2000
F: 207-347-2100

March 3, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

RE:	Forum Funds (the “Registrant”)

File Nos. 2-67052; 811-03023

Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I am writing to notify you that the Prospectus and the Statement of Additional Information for the Fountainhead Special Value Fund dated March 1, 2009 do not differ from those contained in Post-Effective Amendment No. 248 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically by EDGAR with the Commission on February 26, 2009 (Accession No. 0001193125-09-039031).

If you have any questions regarding this request, please contact me directly at (207) 347-2065 or nellgarwood.garvey@atlanticfundadmin.com.

Regards,

/s/ Nell-Garwood M. Garvey

Nell-Garwood M. Garvey

Atlantic Fund Administration, LLC

cc:	Robert J. Zutz, Esq.

Francine J. Rosenberger, Esq.

www.atlanticfundadmin.com